Income Taxes - Schedule of Rate Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Pre-Tax Book Income	$ (1,939,482)
Provision/(Benefit) at Statutory Rate	(407,291)
State Tax Provision/(Benefit) net of federal benefit	(46,706)
Permanent Book/Tax Differences	163,916
Change in Tax Rate
Employee Retention Credit
Change in valuation allowance	290,454
Other	2,631
Income Tax Provision/(Benefit)	$ 3,004
Provision/(Benefit) at Statutory Rate, percent	21.00%	34.00%
State Tax Provision/(Benefit) net of federal benefit, percent	4.03%
Permanent Book/Tax Differences, percent	(8.45%)
Change in Tax Rate, percent	0.00%
Employee Retention Credit, percent	0.00%
Change in valuation allowance, percent	(14.98%)
Other, percent	(0.14%)
Income Tax Provision/(Benefit), percent	1.47%
Pro Forma [Member]
Pre-Tax Book Income	$ (2,260,364)	$ 393,872
Provision/(Benefit) at Statutory Rate	(474,676)	133,917
State Tax Provision/(Benefit) net of federal benefit	(57,336)	16,665
Permanent Book/Tax Differences	175,909	23,212
Change in Tax Rate		102,745
Employee Retention Credit	(6,484)	(6,484)
Change in valuation allowance	423,761
Other	(58,170)	580
Income Tax Provision/(Benefit)	$ 3,004	$ 270,635
Provision/(Benefit) at Statutory Rate, percent	21.00%	34.00%
State Tax Provision/(Benefit) net of federal benefit, percent	4.03%	3.61%
Permanent Book/Tax Differences, percent	(7.78%)	5.89%
Change in Tax Rate, percent	0.00%	26.09%
Employee Retention Credit, percent	0.29%	(1.65%)
Change in valuation allowance, percent	(18.75%)	0.00%
Other, percent	2.57%	0.15%
Income Tax Provision/(Benefit), percent	1.36%	68.09%